Variable interest entities	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Variable interest entities
2.	Variable interest entities:

(a)	VIEs of which the Company is the primary beneficiary:

(i)	Local ownership VIEs:

Certain areas of operations are subject to local governmental regulations that may limit foreign ownership of aviation companies. Accordingly, operations in certain jurisdictions may require the establishment of local ownership entities that are considered to be VIEs. The nature of our involvement with consolidated local ownership entities is as follows:

EEA Helicopters Operations B.V. (“EHOB”)

EHOB is incorporated in the Netherlands and through its wholly-owned subsidiaries in Norway, Denmark, the Netherlands, the United Kingdom and Ireland provides helicopter flying services to customers in Europe.

We own 49.9% of the common shares (9,896,085 Class B shares) of EHOB, with the remaining 50.1% of the common shares (9,935,750 Class A shares) held by a European investor. The Management Board of EHOB is comprised of one director nominated by the Class B shareholders and three directors nominated by the Class A shareholder.

We also own 7,000,000 par value 1 Euro Profit Certificates in EHOB. Through our ownership of the Profit Certificates, we are entitled to a cumulative annual dividend equal to 30% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of € 2.1 million) for the first 7 years after issuance and thereafter, a cumulative annual dividend equal to 5% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of €0.35 million), subject to Board approval and the availability of cash and further subject to any and all restrictions applicable under Dutch law.

We also hold a call option over the Class A shareholder’s stock in EHOB and have granted a put option to the Class A shareholder which entitles the Class A shareholder to put its shares back to us. Both the put and call are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change in control. The Class A shareholder also holds a call option over our Class B shares which is exercisable only in the event of bankruptcy.

We have determined that the activities that most significantly impact the economic performance of EHOB are: servicing existing flying services contracts and entering into new contracts, safety and training, and maintenance of aircraft. Through agreement with EHOB, we have the right to enter directly into new flying services contracts and require that EHOB act as the subcontractor for provision of those services. EHOB’s fleet of aircraft is leased entirely from us and the lease agreements require that all aircraft maintenance be provided by us. The shareholders’ agreement requires EHOB to ensure safety standards meet minimums set by us.

As a result of consolidating EHOB, the Company has recorded a non-controlling interest relating to the 50.1% Class A shareholder’s interest in the net assets of EHOB. As at January 31, 2013, the redeemable non-controlling loss is $1.8 million (April 30, 2012 – non-controlling interest of $1.7 million). Because of the terms of the put and call arrangements with the European investor, the non-controlling interest is considered redeemable and is classified outside of equity.

BHH – Brazilian Helicopter Holdings S.A. (“BHH”)

BHH holds an investment in the common shares of its subsidiary, BHS – Brazilian Helicopter Services Taxi Aereo S.A. (“BHS”). BHS provides helicopter flying services to customers in Brazil.

(a)	VIEs of which the Company is the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

We have a 60% interest in BHH, comprised of 100% of the non-voting preferred shares and 20% of the ordinary voting shares. The remaining equity interest comprised of 80% of the ordinary voting shares is held by a Brazilian investor, whose investment was financed by us and is therefore considered to be a related party.

We have entered into a put/call arrangement which gives us the right to purchase the BHH shares held by the Brazilian investor and the Brazilian investor the right to put its shares to us at any time and for any reason. The put/call price is the greater of the book value of the shares and the original capital contribution plus 2% per annum. The guaranteed return due to the Brazilian investor has been recorded as a redeemable non-controlling interest.

We have entered into a shareholders’ agreement with the Brazilian Investor, which requires unanimous shareholder consent for important business decisions.

CHC Helicopters Canada Inc (“CHC Canada”)

CHC Canada provides helicopter flying services to customers in Canada.

We own 200,000 Class A Common Shares (25%) and 200,000 (100%) Class B Non-voting Preferred Shares of CHC Canada, with the remaining 600,000 (75%) of the Class A Common Shares held by a Canadian Investor who is a director of our ultimate parent and therefore a related party. The Board of CHC Canada is comprised of one director nominated by us and two directors nominated by the Canadian Investor.

We have entered into an arrangement which allows the Canadian Investor to put its shares back to us at any time for any reason. We have also entered into a call arrangement which allows us or the Canadian Investor to elect to purchase the other party’s shares. The calls are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change of control. The price on the put and the call arrangement is the higher of the book value of the shares and the original capital contribution plus 6% per annum. The guaranteed return due to the Canadian investor has been recorded as a redeemable non-controlling interest.

We have entered into a shareholder’s agreement with the Canadian Investor, which requires unanimous shareholder consent for CHC Canada to enter into any material contracts.

Atlantic Aviation Limited and Atlantic Aviation FZE (collectively “Atlantic Aviation”)

On October 22, 2012, the Company and a Nigerian company (“Nigerian Company”) finalized an agreement to provide helicopter flying services to customers in Nigeria through Atlantic Aviation.

We have no equity ownership interest in Atlantic Aviation as 100% of the share capital of Atlantic Aviation is held by the Nigerian Company.

The Nigerian Company’s risks and rewards are not representative of its equity interest as it is only entitled to management fees for the first four years of the agreement. In the fifth year the Nigerian Company can opt to receive 40% of the profits or losses or continue with the existing arrangement. We will bear the risk for substantially all of the losses for the first four years of the arrangement.

(a)	VIEs of which the Company is the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

Under the terms of the agreement the Nigerian Company will not provide any additional funding to Atlantic Aviation. We will fund all start-up costs.

We have also entered into a put/call arrangement which gives us the right to purchase all of the Atlantic Aviation shares held by the Nigerian Company and the Nigerian Company the right to put its shares to us. The calls are exercisable in certain circumstances including: liquidation, events of default, and change of control of the Company or the Nigerian Company. The put is exercisable in the event the agreement is terminated with cause and the Nigerian Company does not continue the business of Atlantic Aviation. The price on the put/call arrangement is a multiple of the Nigerian Company’s share of the preceding 12 months of profits of Atlantic Aviation.

We have determined that the activities that most significantly impact the economic performance of Atlantic Aviation are: entering into flying contracts, safety and training, and maintenance of aircraft. Atlantic Aviation’s fleet of aircraft is leased entirely from us and the lease agreements require that all aircraft maintenance be provided by us. We have entered into various contracts with Atlantic Aviation to provide management, employees and technical services. The framework agreement requires Atlantic Aviation to ensure safety standards meet minimums set by us.

The following table summarizes the estimated fair values of Atlantic Aviation’s assets acquired, liabilities assumed and non-controlling interest at the acquisition date. The provisional measurements of fair value are subject to change, as we are in the process of finalizing the opening balances.

Cash and cash equivalents	$1,824
Property and equipment	97
Other current assets	422
Intangible assets – Indefinite life AOC	638
Shareholder’s loan	897
Other current liabilities	(378)
Non-controlling interest	(105)

Purchase consideration	$3,395

The fair value of the air operators certificate (“AOC”) is the replacement cost of acquiring the same license.

The purchase consideration is represented by the extinguishment of a loan provided by CHC to Atlantic Aviation. The fair value of the loan at the extinguishment date has been determined by discounting expected cash flows by the interest rate that would be obtained in the market.

As a result of consolidating Atlantic Aviation, the Company has recorded a non-controlling interest relating to the Nigerian Company’s interest in the net assets of Atlantic Aviation. The fair value of the non-controlling interest was estimated using the fair value of Atlantic Aviation less consideration transferred by us. As at January 31, 2013, the redeemable non-controlling interest is $0.1 million. Because of the terms of the put arrangement with the Nigerian Company, the non-controlling interest is considered redeemable and is classified outside of equity.

(a)	VIEs of which the Company is the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

The amount of revenue and net loss included in our consolidated income statement from the date of acquisition to January 31, 2013 are as follows:

Revenue	$—
Net loss	(933)

Atlantic Aviation has a contingent credit with a third party bank for up to $10.0 million to be able to issue bonds.

Other local ownership VIEs

We also have operations in several other countries that are conducted through entities with local ownership. We have consolidated these entities because the local owners do not have extensive knowledge of the aviation industry and defer to us in the overall management and operation of these entities.

Financial information of local ownership VIEs

All of the local ownership VIEs and their subsidiaries have the same purpose and are exposed to similar operational risks and are monitored on a similar basis by management. As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	January 31, 2013	April 30, 2012
Cash and cash equivalents	$6,322	$30,372
Receivables, net of allowance	103,998	86,623
Other current assets	35,702	28,423
Goodwill	72,080	72,269
Other long-term assets	91,844	84,127

Total assets	$309,946	$301,814

Payables and accruals	$265,119	$231,191
Other current liabilities	26,250	40,455
Accrued pension obligations	46,892	55,365
Other long-term liabilities	54,429	58,183

Total liabilities	$392,690	$385,194

	Three months ended		Nine months ended
	January 31, 2013	January 31, 2012	January 31, 2013	January 31, 2012
Revenue	$263,602	$245,048	$799,139	$779,350
Net income (loss)	(5,323)	(6,834)	694	6,461

(a)	VIEs of which the Company is the primary beneficiary (continued):

(ii)	Accounts receivable securitization:

We enter into trade receivables securitization transactions to raise financing, through the sale of pools of receivables, or beneficial interests therein, to a VIE, Finacity Receivables – CHC 2009, LLC (“Finacity”). Finacity only buys receivables, or beneficial interests therein, from us. These transactions with Finacity satisfy the requirements for sales accounting treatment. Finacity is financed directly by a multi-seller commercial paper conduit, Hannover Funding Company LLC (“Hannover”), which purchases undivided ownership interests in the receivables, or beneficial interests therein, acquired by Finacity from us.

We have determined that servicing decisions most significantly impact the economic performance of Finacity and as we have the power to make these decisions, it is the primary beneficiary of Finacity.

As a result of consolidation, intercompany receivables and payables between the Company and Finacity together with any gain/(loss) arising from the sales treatment of the securitization transactions have been eliminated. The securitized assets and associated liabilities are included in the consolidated financial statements. Cash and cash equivalent balances of Finacity are used only to support the securitizations of the receivables transferred, including the payment of related fees, costs and expenses. The receivables that have been included in securitizations are pledged as security for the benefit of Hannover and are only available for payment of the debt or other obligations arising in the securitization transactions until the associated debt or other obligations are satisfied. The asset backed debt has been issued directly by Finacity.

The following table shows the assets and the associated liabilities related to our secured debt arrangements that are included in the consolidated financial statements:

	January 31, 2013	April 30, 2012
Restricted cash	$5,254	$14,882
Transferred receivables	47,230	66,177
Current facility secured by accounts receivable	41,259	45,566

(iii)	Trinity Helicopters Limited:

As at January 31, 2013 we leased two aircraft from Trinity Helicopters Limited (“Trinity”), an entity considered to be a VIE. Prior to December 2011, Trinity was funded by an unrelated lender who was considered to be the primary beneficiary. In conjunction with our lease covenant negotiations, we agreed to purchase the aircraft off lease from the lender. Instead of outright purchasing the aircraft we loaned the lease termination sum to Trinity who used these funds to repay the financing from the unrelated lender and continued to lease the aircraft to us. The security interest in the aircraft was assigned to us.

We have been determined to be the primary beneficiary of the VIE and began consolidating this entity upon repayment of the previous lender. Prior to consolidation of this entity, the aircraft leases were recorded as capital leases.

(b)	VIEs of which the Company is not the primary beneficiary:

(i)	Local ownership VIEs:

Thai Aviation Services (“TAS”)

TAS provides helicopter flying services in Thailand. We have a 29.9% interest in the ordinary shares of TAS, with the remaining 70.1% owned by a group of Thai Investors who are considered to be related to each other. The Thai investors have the ability to call and we have the ability to put all shares owned by us to the Thai investors at fair value in the event of a dispute.

We have determined that the activities that most significantly impact the economic performance of TAS are: servicing existing flying services contracts and entering into new contracts, safety and training, maintenance of aircraft and other investment activities. The Thai investors have the ability to control the majority of these decisions through Board majority.

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	January 31, 2013		April 30, 2012
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss
Receivables, net of allowances	$2,531	$2,531	$2,408	$2,408
Equity method investment	17,134	17,134	15,548	15,548

(ii)	Leasing entities:

Related party lessors

As at January 31, 2013 we had operating lease agreements for the lease of 31 aircraft (January 31, 2012 – 20 aircraft) from individual related party entities considered to be VIEs. The total operating lease expense for these leases was $35.3 million for the nine months ended January 31, 2013 (January 31, 2012 – $19.0 million), with $5.2 million outstanding in payables and accruals at January 31, 2013 (April 30, 2012 – $4.4 million).

The lessor VIEs are considered related parties because they are partially financed through equity contributions from entities that have also invested in the Company. We have determined that the activity that most significantly impacts the economic performance of the related party lessor VIEs is the remarketing of the aircraft at the end of the lease term. As we do not have the power to make remarketing decisions, we have determined that we are not the primary beneficiary of the lessor VIEs.

Other VIE lessors

At January 31, 2013 we leased 17 aircraft (January 31, 2012 – 8 aircraft) from two different entities considered to be VIEs. At January 31, 2013, all 17 leases were considered to be operating leases (January 31, 2012 – 8 operating leases).

We have determined that the activity that most significantly impacts the economic performance of the lessor VIEs is the remarketing of the aircraft at the end of the lease term. As we do not have the power to make remarketing decisions, we have determined that we are not the primary beneficiary of the lessor VIEs.

4.	Variable interest entities:

(a)	VIEs of which the Company is the primary beneficiary:

(i)	Local ownership VIEs:

Certain areas of operations are subject to local governmental regulations that may limit foreign ownership of aviation companies. Accordingly, operations in certain jurisdictions may require the establishment of local ownership entities that are considered to be VIEs. The nature of the Company’s involvement with consolidated local ownership entities is as follows:

EEA Helicopters Operations B.V. (“EHOB”)

EHOB is incorporated in the Netherlands and through its wholly-owned subsidiaries in Norway, Denmark, the Netherlands, the United Kingdom and Ireland provides helicopter flying services to customers in Europe.

The Company owns 49.9% of the common shares (9,896,085 Class B shares) of EHOB, with the remaining 50.1% of the common shares (9,935,750 Class A shares) held by a European investor. The Management Board of EHOB is comprised of one director nominated by the Class B shareholders and three directors nominated by the Class A shareholder.

The Company also owns 7,000,000 par value 1 Euro Profit Certificates in EHOB. Through its ownership of the Profit Certificates, the Company is entitled to a cumulative annual dividend equal to 30% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of € 2.1 million) for the first 7 years after issuance and thereafter, a cumulative annual dividend equal to 5% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of €0.35 million), subject to Board approval and the availability of cash and further subject to any and all restrictions applicable under Dutch law.

The Company also holds a call option over the Class A shareholder’s stock in EHOB and has granted a put option to the Class A shareholder which entitles the Class A shareholder to put its shares back to the Company. Both the put and call are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change in control. The Class A shareholder also holds a call option over the Company’s Class B shares which is exercisable only in the event of bankruptcy.

The Company has determined that the activities that most significantly impact the economic performance of EHOB are: servicing existing flying services contracts and entering into new contracts, safety and training, and maintenance of aircraft. Through agreement with EHOB, the Company has the right to enter directly into new flying services contracts and require that EHOB act as the subcontractor for provision of those services. EHOB’s fleet of aircraft is leased entirely from the Company and the lease agreements require that all aircraft maintenance be provided by the Company. The shareholders’ agreement requires EHOB to ensure safety standards meet minimums set by the Company.

As a result of consolidating EHOB, the Company has recorded a non-controlling interest relating to the 50.1% Class A shareholder’s interest in the net assets of EHOB. As at April 30, 2012, the redeemable non-controlling interest is $1.7 million (April 30, 2011 – $3.1 million). Because of the terms of the put and call arrangements with the European investor, the non-controlling interest is considered redeemable and is classified outside of equity.

(a)	VIEs of which the Company is the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

BHH – Brazilian Helicopter Holdings S.A. (“BHH”)

BHH holds an investment in the common shares of its subsidiary, BHS – Brazilian Helicopter Services Taxi Aereo S.A. (“BHS”). BHS provides helicopter flying services to customers in Brazil.

The Company has a 60% interest in BHH, comprised of 100% of the non-voting preferred shares and 20% of the ordinary voting shares. The remaining equity interest comprised of 80% of the ordinary voting shares is held by a Brazilian investor, whose investment was financed by the Company and is therefore considered to be a related party.

The Company has entered into a put/call arrangement which gives it the right to purchase the BHH shares held by the Brazilian investor and the Brazilian investor the right to put its shares to the Company at any time and for any reason. The put/call price is the greater of the book value of the shares and the original capital contribution plus 2% per annum. The guaranteed return due to the Brazilian investor has been recorded as a redeemable non-controlling interest.

The Company has entered into a shareholders’ agreement with the Brazilian Investor, which requires unanimous shareholder consent for important business decisions.

CHC Helicopters Canada Inc (“CHC Canada”)

CHC Canada provides helicopter flying services to customers in Canada.

The Company owns 200,000 Class A Common Shares (25%) and 200,000 (100%) Class B Non-voting Preferred Shares of CHC Canada, with the remaining 600,000 (75%) of the Class A Common Shares held by a Canadian Investor who is a director of the Company’s ultimate parent and therefore a related party. The Board of CHC Canada is comprised of one director nominated by the Company and two directors nominated by the Canadian Investor.

The Company has entered in an arrangement which allows the Canadian Investor to put its shares back to it at any time for any reason. The Company has also entered into a call arrangement which allows it or the Canadian Investor to elect to purchase the other party’s shares. The calls are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change of control. The price on the put and the call arrangement is the higher of the book value of the shares and the original capital contribution plus 6% per annum. The guaranteed return due to the Canadian investor has been recorded as a redeemable non-controlling interest.

The Company has entered into a shareholder’s agreement with the Canadian Investor, which requires unanimous shareholder consent for CHC Canada to enter into any material contracts.

Other local ownership VIEs

The Company also has operations in several other countries that are conducted through entities with local ownership. The Company has consolidated these entities because the local owners do not have extensive knowledge of the aviation industry and defer to the Company in the overall management and operation of these entities.

(a)	VIEs of which the Company is the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

Financial information of local ownership VIEs

All of the local ownership VIEs and their subsidiaries have the same purpose and are exposed to similar operational risks and are monitored on a similar basis by management. As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	2012	2011

Cash	$30,372	$57,652
Accounts receivable	86,623	40,256
Other current assets	28,423	38,116
Goodwill	72,269	72,619
Other long-term assets	84,127	44,727

Total assets	$301,814	$253,370

Accounts payable	$231,191	$155,882
Other current liabilities	40,455	50,170
Pension liability	55,365	49,024
Other long-term liabilities	58,183	48,972

Total liabilities	$385,194	$304,048

Revenue	$993,959	$1,038,216
Net earnings (loss)	(3,589)	5,650

(ii)	Accounts receivable securitization:

The Company enters into trade receivables securitization transactions to raise financing, through the sale of pools of receivables, or beneficial interests therein, to a VIE, Finacity Receivables – CHC 2009, LLC (“Finacity”). Finacity only buys receivables, or beneficial interests therein, from the Company. These transactions with Finacity satisfy the requirements for sales accounting treatment. Finacity is financed directly by a multi-seller commercial paper conduit, Hannover Funding Company LLC (“Hannover”), which purchases undivided ownership interests in the receivables, or beneficial interests therein, acquired by Finacity from the Company.

The Company has determined that servicing decisions most significantly impact the economic performance of Finacity and as the Company has the power to make these decisions, it is the primary beneficiary of Finacity.

As a result of consolidation, intercompany receivables and payables between the Company and Finacity together with any gain/(loss) arising from the sales treatment of the securitization transactions have been eliminated. The securitized assets and associated liabilities are included in the consolidated financial statements. Cash and cash equivalent balances of Finacity are used only to support the securitizations of the receivables transferred, including the payment of related fees, costs and expenses. The receivables that have been included in securitizations are pledged as security for the benefit of Hannover and are only available for payment of the debt or other obligations arising in the securitization transactions until the associated debt or other obligations are satisfied. The asset backed debt has been issued directly by Finacity.

The following table shows the assets and the associated liabilities related to the Company’s secured debt arrangements that are included in the consolidated financial statements:

	2012	2011

Restricted cash	$14,882	$3,399
Transferred receivables	66,177	25,274
Current facility secured by accounts receivable	45,566	21,571

(iii)	Trinity Helicopters Limited:

As at April 30, 2012 the Company leased two aircraft from Trinity Helicopters Limited (“Trinity”), an entity considered to be a VIE. Prior to December 2011, Trinity was funded by an unrelated lender who was considered to be the primary beneficiary. In conjunction with the Company’s lease covenant negotiations (Note 25), the Company agreed to purchase the aircraft off lease from the lender. Instead of outright purchasing the aircraft the Company loaned the lease termination sum to Trinity who used these funds to repay the financing from the unrelated lender and continued to lease the aircraft to the Company. The security interest in the aircraft was assigned to the Company.

The Company has been determined to be the primary beneficiary of the VIE and began consolidating this entity upon repayment of the previous lendor. Prior to consolidation of this entity, the aircraft leases were recorded as capital leases.

At the time of consolidation by the Company, Trinity owned aircraft with a book value of $13.2 million, which approximated fair value.

(b)	VIEs of which the Company is not the primary beneficiary:

(i)	Local ownership VIEs:

Thai Aviation Services (“TAS”)

TAS provides helicopter flying services in Thailand. The Company has a 29.9% interest in the ordinary shares of TAS, with the remaining 70.1% owned by a group of Thai Investors who are considered to be related to each other. The Thai investors have the ability to call and the Company has the ability to put all shares owned by the Company to the Thai investors at fair value in the event of a dispute.

(b)	VIEs of which the Company is not the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

The Company has determined that the activities that most significantly impact the economic performance of TAS are: servicing existing flying services contracts and entering into new contracts, safety and training, maintenance of aircraft and other investment activities. The Thai investors have the ability to control the majority of these decisions through Board majority.

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Accounts receivable	$2,408	$2,408	$2,107	$2,107
Equity method investment	15,548	15,548	14,250	14,250

(ii)	Leasing entities:

Related party lessors:

During the year ended April 30, 2012 the Company had operating lease agreements for the lease of 25 aircraft (2011 – 14 aircraft) from individual related party entities considered to be VIEs. The total operating lease expense for these leases was $28.8 million for the year ended April 30, 2012 (2011 – $20.5 million), with $4.4 million outstanding in accrued liabilities at April 30, 2012 (2011 – $3.0 million).

The lessor VIEs are considered related parties because they are partially financed through equity contributions from entities that have also invested in the Company. The Company has determined that the activity that most significantly impacts the economic performance of the related party lessor VIEs is the remarketing of the aircraft at the end of the lease term. As the Company does not have the power to make remarketing decisions, the Company has determined that it is not the primary beneficiary of the lessor VIEs.

Other VIE lessors:

At April 30, 2012, the Company leased eight aircraft (2011 – ten aircraft) from two different entities considered to be VIEs. At April 30, 2012, all eight leases were considered to be operating leases (2011 – seven operating leases, three capital leases).

The Company has determined that the activity that most significantly impacts the economic performance of the lessor VIEs is the remarketing of the aircraft at the end of the lease term. As the Company does not have the power to make remarketing decisions, the Company has determined that it is not the primary beneficiary of the lessor VIEs.

(b)	VIEs of which the Company is not the primary beneficiary (continued):

(ii)	Leasing entities (continued):

The following table summarizes the amounts recorded in respect of the operating leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Funded residual value guarantees and receivables (included in Other assets)	$—	$—	$2,386	$2,386
Embedded equity	—	—	1,752	1,752
Accrued liabilities	—	n/a	330	n/a

The following table summarizes the amounts recorded in respect of the capital leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Assets under capital lease	$—	$—	$20,776	$20,776
Capital lease obligation	—	n/a	15,515	n/a